Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Stock, No par value [Member]	Common Stock, No par value [Member]	Additional paid in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Total FMC-AG and Co. KGaA [Member]	Noncontrolling interests not subject to put provisions [Member]	Treasury Stock	Total Equity Domain [Member]
Shareholders equity at Dec. 31, 2011		$ 4,452	$ 371,649	$ 3,362,633	$ 4,648,585	$ (485,767)	$ 7,901,552	$ 159,465		$ 8,061,017
Shares issued at Dec. 31, 2011		3,965,691	300,164,922
Proceeds from exercise of options and related tax effects		10	3,266	110,510			113,786			113,786
Shares from exercise of options and related tax effects		7,642	2,574,836
Compensation expense related to stock options				26,476			26,476			26,476
Dividends paid					(271,733)		(271,733)			(271,733)
Purchase (sale) of noncontrolling interests				(26,918)			(26,918)	86,705		59,787
Cash contributions from noncontrolling interests								(26,428)		(26,428)
Changes in fair value of noncontrolling interests				18,880			18,880			18,880
Comprehensive income (loss)
Net Income					1,186,809		1,186,809	45,450		1,232,259
Other comprehensive income (loss) - net						(6,346)	(6,346)	(438)		(6,784)
Total comprehensive income							1,180,463	45,012		1,225,475
Shareholders equity at Dec. 31, 2012		4,462	374,915	3,491,581	5,563,661	(492,113)	8,942,506	264,754		9,207,260
Shares issued at Dec. 31, 2012		3,973,333	302,739,758						(7,548,951)
Proceeds from exercise of options and related tax effects		3	3,031	102,520			105,554			105,554
Shares from exercise of options and related tax effects	2,280,439	2,200
Compensation expense related to stock options				13,593			13,593			13,593
Dividends paid					(296,134)		(296,134)			(296,134)
Purchase (sale) of noncontrolling interests				(3,566)			(3,566)	(11,607)		(15,173)
Cash contributions from noncontrolling interests								(32,275)		(32,275)
Changes in fair value of noncontrolling interests				(108,575)			(108,575)			(108,575)
Comprehensive income (loss)
Net Income					1,109,890		1,109,890	32,577		1,142,467
Other comprehensive income (loss) - net						(58,474)	(58,474)	(2,993)		(61,467)
Total comprehensive income							1,051,416	29,584		1,081,000
Proceeds from conversion of preference shares into ordinary shares	(34,784)	(4,465)	4,465	34,784			34,784			34,784
Proceeds From Repurchase Of Equity							(505,014)		(505,014)	(505,014)
Shares converted from preference shares		(3,975,533)	3,975,533
Shareholders equity at Dec. 31, 2013	9,485,020		382,411	3,530,337	6,377,417	(550,587)	9,234,564	250,456	(505,014)	9,485,020
Shares issued at Dec. 31, 2013			308,995,730						(7,548,951)
Proceeds from exercise of options and related tax effects			2,804	99,182			101,986			101,986
Shares from exercise of options and related tax effects	2,108,521
Compensation expense related to stock options				8,507			8,507			8,507
Dividends paid					(317,903)		(317,903)			(317,903)
Purchase (sale) of noncontrolling interests				(2,184)			(2,184)	327,220		325,036
Cash contributions from noncontrolling interests								(71,054)		(71,054)
Changes in fair value of noncontrolling interests				(89,767)			(89,767)			(89,767)
Comprehensive income (loss)
Net Income					1,045,266		1,045,266	80,949		1,126,215
Other comprehensive income (loss) - net						(537,156)	(537,156)	(2,513)		(539,669)
Total comprehensive income							508,110	78,436		586,546
Proceeds from conversion of preference shares into ordinary shares	0
Shareholders equity at Dec. 31, 2014	$ 10,028,371		$ 385,215	$ 3,546,075	$ 7,104,780	$ (1,087,743)	$ 9,443,313	$ 585,058	$ (505,014)	$ 10,028,371
Shares issued at Dec. 31, 2014		311,104,251							(7,548,951)